CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, Neuberger Berman Equity Funds (1933 Act File No. 2-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the forms of the prospectuses and statement of additional information used with respect to Class A, Class C and Institutional Class of Neuberger Berman Emerging Markets Equity Fund, a series of the Registrant, do not differ from that contained in Post-Effective Amendment No. 137 to the Registrant’s Registration Statement (“Amendment No. 137”) and (b) that Amendment No. 137 was filed electronically.

Dated: November 20, 2008	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Secretary